Estimated Future Amortization Expense of Licensed Computer Software, Software Development Costs and Acquisition Technology Intangibles (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
2016	$ 36,207
2017	31,034
2018	25,345
2019	13,617
2020	8,899
Software development costs
Finite-Lived Intangible Assets [Line Items]
2016	27,312
2017	21,608
2018	16,041
2019	9,916
2020	7,343
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
2016	15,352
2017	13,868
2018	11,393
2019	11,393
2020	$ 5,734